Digital Assets - Evernorth - Annual (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Crypto Asset, Activity	The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,575,043
Impairment	(233,650,642)
Ending balance at December 31, 2025	$612,924,401
The following table presents the changes in the carrying value of the Company’s digital assets:

Balance at January 1, 2026	$612,924,401
Additions	—
Impairment	(264,146,097)
Ending balance at June 30, 2026	$348,778,304

Schedule of Crypto Asset, Holding
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Cost Basis
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043
The following table presents the cost basis of XRP based on the lot of XRP received:

XRP Contribution (Units)	Historical Cost
50,000,001	$124,800,002
199,999	484,598
211,619,196	507,039,594
99,900	250,849
84,365,876	214,000,000
346,284,972	$846,575,043